Series B Warrants (Detail Textuals) - USD ($)	1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 30, 2017	Oct. 31, 2016	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 29, 2016
Class of Warrant or Right [Line Items]
Warrants			$ 982,911		$ 982,911		$ 837,711	$ 759,386
Series B warrants			791,813	$ 869,990	791,813	$ 869,990	1,112,308	2,454,959
Change in fair value of warrant liability			$ (281,497)	$ 27,665	$ (320,495)	$ (1,584,969)	$ (1,342,651)	$ (481,610)
Convertible Series C Preferred Stock
Class of Warrant or Right [Line Items]
Warrant exercise price (in dollars per share)		$ 0.40
Proceeds received from the Series B financing		$ 500,000
Series D Preferred Stock
Class of Warrant or Right [Line Items]
Warrant exercise price (in dollars per share)							$ 0.25		$ 0.25
Proceeds received from the Series B financing	$ 1,200,000
Series B Warrants
Class of Warrant or Right [Line Items]
Number of warrants issued			6,437,500		6,437,500		6,437,500
Warrant exercise price (in dollars per share)			$ 1.15		$ 1.15		$ 1.15
Warrants			$ 2,935,800		$ 2,935,800		$ 2,935,800
Proceeds received from the Series B financing							$ 5,000,000
Warrants, expiration period					5 years		5 years